GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	9 Months Ended
Sep. 30, 2021
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

Details of the general and administrative expenses by nature are presented in the following table:

(All amounts in table are expressed in thousands of Canadian dollars)

	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
	Three Months Ended		Nine Months Ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Consulting fees	53	40	273	124
Professional fees	7	20	40	101
Management fees	86	110	347	366
Investor relations	44	31	106	45
Filing fees	2	16	30	37
Salaries and benefits	-	80	-	248
General office expenses	9	18	61	58
Total	201	315	857	979